                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21923

                        Oppenheimer Transition 2020 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 11/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

                                                                 SHARES       VALUE
                                                               ---------   -----------
INVESTMENT COMPANIES--99.2%(1)
FIXED INCOME FUNDS--24.5%
Oppenheimer Champion Income Fund, Cl. Y                          812,696   $ 1,535,995
Oppenheimer Core Bond Fund, Cl. Y                              1,446,923     9,462,880
Oppenheimer International Bond Fund, Cl. Y                       713,774     4,618,116
Oppenheimer Limited-Term Government Fund, Cl. Y                  701,229     6,612,588
Oppenheimer Master Inflation Protected Securities Fund, LLC      130,813     1,363,651
                                                                           -----------
                                                                            23,593,230
GLOBAL EQUITY FUNDS--23.8%
Oppenheimer Developing Markets Fund, Cl. Y                       107,623     3,612,899
Oppenheimer International Growth Fund, Cl. Y                     474,471    12,198,642
Oppenheimer International Small Company Fund, Cl. Y               54,903     1,330,305
Oppenheimer Quest International Value Fund, Cl. Y                372,581     5,853,244
                                                                           -----------
                                                                            22,995,090
MONEY MARKET FUND--1.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%(2)   1,638,532     1,638,532
SPECIALTY FUNDS--3.6%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y(3)       588,432     2,006,553
Oppenheimer Gold & Special Minerals Fund, Cl. Y                    9,858       521,115
Oppenheimer Real Estate Fund, Cl. Y                               51,908       932,791
                                                                           -----------
                                                                             3,460,459
U.S. EQUITY FUNDS--45.6%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                  367,830    15,860,816
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y             308,143     6,215,243
Oppenheimer Value Fund, Cl. Y                                  1,047,972    21,860,697
                                                                           -----------
                                                                            43,936,756
TOTAL INVESTMENTS, AT VALUE (COST $86,261,367)                      99.2%   95,624,067
OTHER ASSETS NET OF LIABILITIES                                      0.8       765,901
                                                               ---------   -----------
NET ASSETS                                                         100.0%  $96,389,968
                                                               =========   ===========

Footnotes to Statement of Investments


                      1 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES                                   SHARES
                                                      FEBRUARY 28,      GROSS        GROSS     NOVEMBER 30,
                                                          2010        ADDITIONS   REDUCTIONS       2010
                                                      ------------   ----------   ----------   ------------
Oppenheimer Capital Appreciation Fund, Cl. Y             247,226        151,744       31,140       367,830
Oppenheimer Champion Income Fund, Cl. Y                       --        848,603       35,907       812,696
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                         1,089,932        295,858      797,358       588,432
Oppenheimer Core Bond Fund, Cl. Y                        999,510        563,650      116,237     1,446,923
Oppenheimer Developing Markets Fund, Cl. Y                    --        112,189        4,566       107,623
Oppenheimer Discovery Fund, Cl. Y                        158,762         29,996      188,758            --
Oppenheimer Gold & Special Minerals Fund, Cl. A               --         10,453       10,453            --
Oppenheimer Gold & Special Minerals Fund, Cl. Y               --         10,113          255         9,858
Oppenheimer Institutional Money Market Fund, Cl. E            --     16,460,346   14,821,814     1,638,532
Oppenheimer International Bond Fund, Cl. Y                    --        745,306       31,532       713,774
Oppenheimer International Growth Fund, Cl. Y             290,308        220,278       36,115       474,471
Oppenheimer International Small Company Fund, Cl. Y           --         57,164        2,261        54,903
Oppenheimer Limited-Term Government Fund, Cl. Y          577,854        270,292      146,917       701,229
Oppenheimer Main Street Fund, Cl. Y                      257,107         51,076      308,183            --
Oppenheimer Main Street Small- & Mid-Cap Fund,
   Cl. Y (formerly Oppenheimer Main Street Small
   Cap Fund)                                                  --        321,751       13,608       308,143
Oppenheimer Master Inflation Protected
   Securities Fund, LLC                                       --        143,273       12,460       130,813
Oppenheimer Quest International Value Fund, Cl. Y        233,041        168,271       28,731       372,581
Oppenheimer Real Estate Fund, Cl. Y                           --         53,065        1,157        51,908
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y          262,340         51,889      314,229            --
Oppenheimer Value Fund, Cl. Y                            719,705        421,185       92,918     1,047,972

                                                                                  REALIZED
                                                         VALUE       INCOME     GAIN (LOSS)
                                                      -----------   --------    -----------
Oppenheimer Capital Appreciation Fund, Cl. Y          $15,860,816   $     --    $  (237,033)
Oppenheimer Champion Income Fund, Cl. Y                 1,535,995     48,807             19
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                          2,006,553         --     (1,101,317)
Oppenheimer Core Bond Fund, Cl. Y                       9,462,880    297,805       (334,123)
Oppenheimer Developing Markets Fund, Cl. Y              3,612,899         --            158
Oppenheimer Discovery Fund, Cl. Y                              --         --       (196,100)
Oppenheimer Gold & Special Minerals Fund, Cl. A                --         --         68,106
Oppenheimer Gold & Special Minerals Fund, Cl. Y           521,115         --           (152)
Oppenheimer Institutional Money Market Fund, Cl. E      1,638,532      1,803             --
Oppenheimer International Bond Fund, Cl. Y              4,618,116     75,894           (639)
Oppenheimer International Growth Fund, Cl. Y           12,198,642         --       (123,893)
Oppenheimer International Small Company Fund, Cl. Y     1,330,305         --             97
Oppenheimer Limited-Term Government Fund, Cl. Y         6,612,588    138,675          5,883
Oppenheimer Main Street Fund, Cl. Y                            --         --       (147,572)
Oppenheimer Main Street Small- & Mid-Cap Fund,
   Cl. Y (formerly Oppenheimer Main Street Small
   Cap Fund)                                            6,215,243         --         (1,201)
Oppenheimer Master Inflation Protected Securities
   Fund, LLC                                            1,363,651      5,895(a)       1,247(a)
Oppenheimer Quest International Value Fund, Cl. Y       5,853,244         --        (16,048)
Oppenheimer Real Estate Fund, Cl. Y                       932,791      4,605           (164)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                --         --        883,237
Oppenheimer Value Fund, Cl. Y                          21,860,697         --       (403,916)
                                                      -----------   --------    -----------
                                                      $95,624,067   $573,484    $(1,603,411)
                                                      ===========   ========    ===========

(a.) Represents the amount allocated to the Fund from Oppenheimer Master
     Inflation Protected Securities Fund, LLC.


                      2 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

(2.) Rate shown is the 7-day yield as of November 30, 2010.

(3.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2010 based on valuation input level:

                                                               LEVEL 3--
                           LEVEL 1--          LEVEL 2--       SIGNIFICANT
                           UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                         QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                         -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies      $95,624,067           $--               $--       $95,624,067
                          -----------           ---               ---       -----------
Total Assets              $95,624,067           $--               $--       $95,624,067
                          -----------           ---               ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                      3 | Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2010 (Unaudited)

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "master fund"). The master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the master fund, the Fund will have greater exposure to the risks of the master fund.

The investment objective of the master fund is to seek total return. The Fund's investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $90,540,622
                                 ===========
Gross unrealized appreciation    $ 5,129,372
Gross unrealized depreciation        (45,927)
                                 -----------
Net unrealized appreciation      $ 5,083,445
                                 ===========


                      4 | Oppenheimer Transition 2020 Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2020 Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 01/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 01/11/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 01/11/2011